Financial Risks - Summary of Composition by Industry Category of Available-for-Sale (AFS) Debt Securities, Money Market Investments and Other in an Unrealized Loss Position (Detail) - EUR (€)
€ in Millions
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of unrealized losses - debt securities, money market investments and other [line items]
Carrying value of instruments with unrealized losses	€ 16,898	€ 5,499
Unrealized losses	(576)	(277)
Residential mortgage- backed securities [member]
Disclosure of unrealized losses - debt securities, money market investments and other [line items]
Carrying value of instruments with unrealized losses	810	142
Unrealized losses	(21)	(17)
Commercial mortgage- backed securities (CMBSs) [member]
Disclosure of unrealized losses - debt securities, money market investments and other [line items]
Carrying value of instruments with unrealized losses	803	543
Unrealized losses	(27)	(40)
Asset backed securities [member]
Disclosure of unrealized losses - debt securities, money market investments and other [line items]
Carrying value of instruments with unrealized losses	1,244	1,183
Unrealized losses	(9)	(13)
ABSs - other [member]
Disclosure of unrealized losses - debt securities, money market investments and other [line items]
Carrying value of instruments with unrealized losses	558	123
Unrealized losses	(7)	(3)
Financial Industry - Banking [member]
Disclosure of unrealized losses - debt securities, money market investments and other [line items]
Carrying value of instruments with unrealized losses	1,669	149
Unrealized losses	(32)	(7)
Financial Industry - Insurance [Member]
Disclosure of unrealized losses - debt securities, money market investments and other [line items]
Carrying value of instruments with unrealized losses	368	85
Unrealized losses	(11)	(7)
Financial Industry - Other [member]
Disclosure of unrealized losses - debt securities, money market investments and other [line items]
Carrying value of instruments with unrealized losses	1,092	536
Unrealized losses	(29)	(9)
Industrial [member]
Disclosure of unrealized losses - debt securities, money market investments and other [line items]
Carrying value of instruments with unrealized losses	5,630	1,141
Unrealized losses	(179)	(60)
Utility [member]
Disclosure of unrealized losses - debt securities, money market investments and other [line items]
Carrying value of instruments with unrealized losses	1,564	333
Unrealized losses	(68)	(9)
Government Securities [member]
Disclosure of unrealized losses - debt securities, money market investments and other [line items]
Carrying value of instruments with unrealized losses	842	361
Unrealized losses	(28)	(10)
Other securities [member]
Disclosure of unrealized losses - debt securities, money market investments and other [line items]
Carrying value of instruments with unrealized losses	325	380
Unrealized losses	(66)	(75)
Held by Aegon Americas and NL [member]
Disclosure of unrealized losses - debt securities, money market investments and other [line items]
Carrying value of instruments with unrealized losses	14,905	4,976
Unrealized losses	(475)	(249)
Held by other segments [member]
Disclosure of unrealized losses - debt securities, money market investments and other [line items]
Carrying value of instruments with unrealized losses	1,994	523
Unrealized losses	€ (102)	€ (28)